Annual Fund Operating Expenses - ETF - Vanguard Pacific Stock Index Fund - ETF Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%